Exploration and Evaluation assets	12 Months Ended
Apr. 30, 2025
Disclosure of exploration and evaluation assets [abstract]
Exploration and Evaluation assets [Text Block]

6. Exploration and Evaluation assets

a) Canam Alpine Ventures Ltd. - Panuco-Copala Property

On November 5, 2019, under a share exchange agreement dated September 13, 2019, the Company acquired all common shares of Canam Alpine Ventures Ltd. ("Canam"), a private British Columbia company. Canam owns two Mexican subsidiaries: Minera Canam S.A. de C.V. and Operaciones Canam Alpine S.A. de C.V. (disposed of on April 30, 2025). The Company agreed to pay $45,000 in cash and issue 6,000,000 common shares and 12,000,000 Milestone Shares, with additional shares issued upon achievement of milestones:

  Milestone 1: Issuance of 6,500,000 common shares if defined options are exercised by Canam.
  Milestone 2: Issuance of 5,500,000 common shares if a resource greater than 200,000 gold equivalent ounces is defined.

The Company issued 250,000 common shares at closing and will issue 250,000 additional shares per milestone, totaling 750,000 shares as finders' fees. Contingent consideration of $308,595 related to the milestones and finders' fees was recorded at fair value and has been fully reversed as of April 30, 2022.

Additionally, Canam entered into option agreements with Minera Rio Panuco S.A. de C.V. ("Panuco") on August 8, 2019, and Silverstone Resources S.A. de C.V. ("Copala") on September 9, 2019. The Panuco agreement requires $2,000,000 in exploration and $23,000,000 in payments, with an extension paid on May 6, 2020. The Copala agreement requires $1,423,000 in exploration and $20,000,000 in payments, with a 3.0% NSR that can be reduced to 1.5% for 10% of the purchase price. On July 21, 2021, the Company signed a binding amending agreement with Panuco and an option exercise notice with Copala to acquire 100% of the Panuco-Copala silver-gold district.

Under the Amending Agreement, Vizsla and Panuco have accelerated the exercise of Vizsla's option on the Panuco Property. Upon closing, Vizsla will acquire 100% of the Panuco Property (43 concessions, 3,839 Ha) and the "El Coco" mill for:

  $4,250,000 in cash (paid) upon signing.
  6,245,902 Vizsla common shares at $2.44 per share ($12,000,000) upon transfer of the property (issued).
  $6,100,000 in additional cash: $250,000 paid on August 19, 2021; $850,000 paid on February 1, 2022; $5,000,000 paid on May 6, 2022, for the mill.

The Panuco Property includes the royalty-free Napoleon vein corridor.

Under the Copala Exercise Notice, Vizsla and Copala have accelerated the exercise of Vizsla's option on the Copala Property. According to the definitive agreement signed on July 20, 2021, Vizsla will acquire 100% of the Copala Property (64 concessions, 5,547 Ha) for:

  $9,500,000 in cash (paid) upon transfer of the property.
  4,944,672 Vizsla common shares at $2.44 per share (issued).

Costs related to the properties summarized as follows:

		Balance		Additions		Balance		Additions		Balance
		April 30, 2023				April 30, 2024				April 30, 2025
Acquisition costs		$		$		$		$		$
Cash		26,140,301		-		26,140,301		-		26,140,301
Effective settlement of loans receivables		1,190,024		-		1,190,024		-		1,190,024
Shares		58,146,988		-		58,146,988		-		58,146,988
Subtotal		85,477,313		-		85,477,313		-		85,477,313

		Balance		Additions		Balance		Additions		Balance
		April 30, 2023				April 30, 2024				April 30, 2025
Exploration and evaluation expenses	$		$		$		$		$

Assays and analysis		8,302,436		3,069,729		11,372,165		1,136,066		12,508,231
Drilling		35,608,933		12,867,027		48,475,960		3,702,274		52,178,234
Engineering		1,184,053		47,252		1,231,305		788,141		2,019,446
Geological		8,495,371		5,922,035		14,417,406		4,015,763		18,433,169
Land, water use, and claims		807,891		20,727		828,618		2,078,063		2,906,681
Project development		3,328,264		7,600,897		10,929,161		12,105,108		23,034,269
Site administration		13,104,891		3,400,011		16,504,902		1,193,589		17,698,491
Test mine		-		-		-		565,302		565,302
Subtotal		70,831,839		32,927,678		103,759,517		25,584,306		129,343,823
		156,309,152		32,927,678		189,236,830		25,584,306		214,821,136
Effect of change in exchange rate		6,422,573		11,656,418		18,078,991		(11,551,104)		6,527,887
Total		162,731,725		44,584,096		207,315,821		14,033,202		221,349,023

The Company created a 100% owned subsidiary, Canam Royalties Mexico, S.A. de C.V. ("Canam Royalties") through Vizsla Royalty Corp., which is 100% owned by the Company. On February 23, 2022, Vizsla transferred 2% NSR on certain concessions and 0.5% NSR on certain concessions to Canam Royalties. On November 16, 2022, and January 30, 2023, Vizsla transferred 2% NSR on certain concessions to Canam Royalties. On October 13, 2023, Vizsla Royalty Corp.'s name was changed to Panuco Royalty Corp., and Vizsla Royalties Corp. was incorporated. Panuco Royalty Corp. became its wholly owned subsidiary.

On June 24, 2024, the Company completed the arrangement to spin out Vizsla Royalties Corp. to shareholders under the Business Corporations Act (British Columbia) (Note 5).

b) Acquisition of El Richard - San Enrique claims

The Company entered into an asset purchase agreement (the "APA") dated March 5, 2024, with Inca Azteca Gold S.A.P.I. de C.V. ("Inca Azteca Gold") and the Company's wholly owned subsidiary, Minera Canam, S.A. de C.V. ("Minera Canam") pursuant to which the Company agreed to acquire, through Minera Canam, all of Inca Azteca Gold's right, title and interest in and to the mineral concessions (the "Acquisition"). The Acquisition includes two large claims comprising 10,667 hectares (the "El Richard - San Enrique claims" or "San Enrique prospect") located south and partially adjacent to the Company's Panuco project (the "Panuco Project" or "Panuco"). The San Enrique prospect is situated along the  highly prospective Panuco - San Dimas corridor.

Pursuant to the APA, the Company has agreed to issue an aggregate of $882,830 (US$650,000) in common shares of the Company at the exchange rate and market price applicable on the effective date (April 15, 2024) (collectively, the "Consideration Shares") plus any applicable value added tax to Inca Azteca Gold (paid). For accounting purposes, the acquisition will be recorded as an exploration and evaluation asset, as defined in IFRS 6 Exploration for and Evaluation of Mineral Resources. The Acquisition was settled with equity and its fair value can be reliably providing using share price on the closing date of April 15, 2024, per IFRS 2 Share-based payment.

On May 3, 2024, the Company issued to the Inca Azteca Gold 448,137 common shares of Vizsla priced at $1.97 per share for a total value of $882,830 (US$650,000) upon the completion of the transfer of the El Richard - San Enrique claims. The Company paid a total of $1,050,859, $507,843 ($6,469,339 Mexican pesos) on April 23, 2024 and $543,016 ($7,552,385 Mexican pesos) on May 22, 2024 for surface duties owed by Inca Azteca Gold to Governmental Entities concerning the mineral concessions.

The consideration shares are subject to a four-month hold period pursuant to applicable Canadian securities laws and Inca Azteca Gold has agreed to voluntary resale restrictions, whereby 12.5% of the consideration shares will become free trading on the date that is four months and one day from the effective date and an additional 12.5% will become free trading every three months thereafter. At year ended April 30, 2025, 280,086 common shares are still under restriction.

c) Acquisition of Goanna Resources, S.A.P.I. de C.V (La Garra claims)

The Company has entered into an agreement to acquire the past-producing La Garra-Metates district ("La Garra") situated in the heart of the silver-gold-rich Panuco - San Dimas corridor. As of April 30, 2025, the transaction was completed.

The Company entered into a share purchase agreement (the "SPA") dated March 27, 2024, with Exploradora Minera La Hacienda S.A. de C.V. and Manuel de Jesus Hernandez Tovar (collectively, the "Sellers") pursuant to which they agreed to acquire (the "Acquisition") all of the outstanding shares of Goanna Resources, S.A.P.I. de C.V. ("Goanna Resources"), a private Mexican corporation, from the Sellers. Goanna Resources is the owner of the La Garra-Metates District. Pursuant to the SPA, the Company has agreed to make cash payments in an aggregate of $4,134,621 (US$3,075,000) in cash (collectively, the "Cash Payments") and issue an aggregate of 5,555,555 common shares in the capital of the Company (collectively, the "La Garra Consideration Shares") to the Sellers (Note 8(g)). The Company agreed to pay tenement taxes owed by Goanna Resources to Governmental Entities concerning the mineral concessions in the amount of $2,188,574 (US$1,606,500).

Cash Payments will be made, and the La Garra consideration shares will be issued over a period of 24 months from closing. On October 7, 2024, the Company and the Sellers agreed to establish this date as the effective date for the La Garra considerations shares ("effective date") and an updated payment schedule for the Cash Payments changing the timing of them to start on October 30, 2024 and the subsequent payments to happen in the same schedule originally set up.

	Cash	Shares
	US$	#
Signing of nonbinding LOI (i)	100,000	-
Closing of the transaction (ii)	-	257,937
October 30, 2024 (iii)	150,000	-
3 months from effective date (iv)	-	476,190
January 30, 2025 (v)	275,000	-
6 months from effective date	-	535,714
April 30, 2025(vi)	225,000	-
9 months from effective date(vii)	-	595,238
July 30, 2025	350,000	-
12 months from effective date	-	714,286
October 30, 2025	300,000	-
15 months from effective date	-	833,333
January 30, 2026	375,000	-
18 months from effective date	-	952,381
July 30, 2026	1,300,000	-
24 months from effective date	-	1,190,476
	3,075,000	5,555,555

i. Paid on January 18, 2024.

ii. Issued on October 16, 2024.

iii. Paid on October 25, 2024.

iv. Issued on January 16, 2025.

v. Paid on January 22, 2025.

vi. Paid on April 24, 2025.

vii.    Issued on July 16, 2025.

For accounting purposes, the acquisition is recorded as an asset acquisition as Goanna Resources did not meet the definition of a business, as defined in IFRS 3 - Business Combinations.

The Consideration Shares are fair valued. DLOM is based on the risk arising from the restricted holding period set out on the Acquisition. The share price is derived from the market price on the effective date, October 7, 2024, of $2.58, with consideration for the lack of marketability.

The Company has made two payments up to April 30, 2025, in connection with the tenement taxes owed to Governmental Entities: $1,095,768 (US$810,000) on March 6, 2024, and $1,092,806 (US$796,500) on May 17, 2024. In addition, the Company has made four payments up to April 30, 2025, in connection with the Cash Payments: $135,050 (US$100,000) on January 18, 2024, upon signing a non-binding letter of intent, $208,333 (US$150,000) on October 25, 2024, $390,398 (US$275,000) on January 22, 2025, and $313,128 (US$225,000) on April 24, 2025. At the effective date October 7, 2024, the Company has recognized exploration and evaluation assets of $17,622,286, an obligation to issue shares of $8,458,861, corresponding to the Consideration Shares to be issued, share capital of $3,063,393, corresponding to the Consideration Shares issued and the remaining liability to the sellers of $2,739,381 recorded as part of accounts payable and accrued liabilities, of which $1,132,340 is presented as current and $1,607,041 presented as non-current, on the Consolidated Statements of Financial Position. This acquisition also includes $70,699 of legal fees and other transaction costs incurred in relation to the acquisition.

Costs related to the properties summarized as follows:

	Balance	Additions	Balance	Additions	Balance
	30-Apr-23		30-Apr-24		30-Apr-25
Acquisition costs	$	$	$	$	$
Cash	-	-	-	6,029,211	6,029,211
Shares	-	-	-	11,522,376	11,522,376
Transaction cost	-	-	-	70,699	70,699
Subtotal	-	-	-	17,622,286	17,622,286

	Balance	Additions	Balance	Additions	Balance
	30-Apr-23		30-Apr-24		30-Apr-25
Exploration costs	$	$	$	$	$
Land and reclamation fees	-	-	-	728,619	728,619
Subtotal	-	-	-	728,619	728,619
	-	-	-	18,350,905	18,350,905
Effect of change in exchange rate	-	-	-	-	-
Total	-	-	-	18,350,905	18,350,905

The Company's Exploration and Evaluation assets consist of the Panuco-Copala, La Garra, and the El Richard and San Enrique and others. Costs related to the properties can be summarized as follows:

	Panuco - Copala	La Garra	El Richard and San Enrique	Others	Total
Cost
	$	$	$	$	$
As at April 30, 2023	162,731,725	-	-	-	162,731,725
Additions	32,927,678	-	1,390,673	-	34,318,351
Effect of change in exchange rate	11,656,418	-	-	-	11,656,418
As at April 30, 2024	207,315,821	-	1,390,673	-	208,706,494
Additions	25,584,306	18,350,905	543,016	17,670	44,495,897
Effect of change in exchange rate	(11,551,104)	-	(123,656)	-	(11,674,760)
As at April 30, 2025	221,349,023	18,350,905	1,810,033	17,670	241,527,631